U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 4, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Wintergreen Fund, Inc. (the “Fund”)
1933 Act Registration File No. 333-124761
1940 Act Registration File No. 811-21764

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2018 and filed electronically as Post-Effective Amendment No. 25 to the Fund’s Registration Statement on Form N-1A on April 27, 2018.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6873.

Sincerely,

/s/ Carl G. Gee
Carl G. Gee, Esq.
Assistant Vice President | Counsel
For U.S. Bancorp Fund Services, LLC

cc:	Steven Graff, Wintergreen Advisers, LLC